CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash And Cash Equivalents Details
Cash on hand	$ 2	$ 2
Bank deposits	9,347	8,095
Short term investments	1,918	1,931
Total cash and cash equivalent	$ 11,267	$ 10,028	$ 9,140	$ 9,727